Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Assentsure PAC.
Auditor Firm ID	6783
Auditor Location	Singapore
Auditor Opinion [Text Block]

We have audited the accompanying consolidated balance sheets of Cheer Holding, Inc. and its subsidiaries (collectively, the “Company”, formerly known as “Glory Star New Media Group Holdings Limited”) as of December 31, 2023, and the related consolidated statements of income and comprehensive income, shareholders’ equity, and cash flows for the years ended December 31, 2023 and 2022, and the related notes (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and the results of its operations and its cash flows for the years ended December 31, 2023 and 2022, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).